UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08741

Merrimac Series
(Exact name of registrant as specified in charter)

200 Clarendon Street, P.O. Box 9130, Boston, MA		02117
(Address of principal executive offices)		(Zip code)

Rainer L.C. Frost, Secretary of the Merrimac Master Portfolio Mail Code LEG 13, 200 Clarendon Street, Boston, MA 02117
(Name and address of agent for service)

With a copy to: Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, MA 02109

Registrant's telephone number, including area code:		(888) 637-7763

Date of fiscal year end:	12/31/2007

Date of reporting period:	9/30/2007

Item 1. Schedule of Investments.

The Schedule of Investments for the period ending September 30, 2007 is filed herewith.

Merrimac Series (Unaudited)

The funds in the Merrimac Series are organized in a “master-feeder” structure under which each fund invests all of its investable assets in a corresponding series of the Merrimac Master Portfolio which has substantially the same investment objectives and policies.  The following summarizes the component entities:

Feeder Fund	Master Portfolio	Percent of Master Portfolio Interests Owned by Feeder Fund as of September 30, 2007
Cash Series	Cash Portfolio	67.92%
Prime Series	Prime Portfolio	98.53%
Treasury Series	Treasury Portfolio	99.99%
Treasury Plus Series	Treasury Plus Portfolio	87.01%
U.S. Government Series	U.S. Government Portfolio	99.99%
Municipal Series	Municipal Portfolio	99.99%

The Schedule of Investments for each portfolio is set forth below.

Merrimac Cash Portfolio

Schedule of Investments - September 30, 2007 (Unaudited)

		Yield to Maturity	Maturity	Par Value	Value

Commercial Paper — 11.8%
BNP Paribas Finance Inc.		5.63	10/09/07	50,000,000	49,937,778
Chariot Funding LLC		5.35	10/01/07	40,122,000	40,122,000
Fortis Banque Lux		5.66	10/05/07	50,000,000	49,968,666
Societe Generale North America		4.84	10/01/07	30,000,000	30,000,000
UBS Finance		4.68	10/01/07	50,000,000	50,000,000
					220,028,444

Variable Rate Notes * — 4.4%
Goldman Sachs Group Inc., Promissory Note	†	5.35	10/25/07	30,000,000	30,000,000
	†	5.56	11/16/07	10,000,000	10,000,000
HBOS Treasury Services PLC		5.79	10/09/07	10,000,000	10,000,000
HSBC Finance Corporation		5.40	10/04/07	18,000,000	18,000,108
Royal Bank of Canada		5.87	10/10/07	14,000,000	14,000,000
					82,000,108

U.S. Government Agency Fixed Rate Obligations — 72.0%
Federal Farm Credit Bank		4.59	10/03/07	200,000,000	199,949,111
		4.40	10/04/07	125,000,000	124,954,167
Federal Home Loan Bank		4.50	10/03/07	150,000,000	149,962,500
		4.59	10/04/07	128,500,000	128,450,956
		4.51 - 4.70	10/05/07	327,895,000	327,726,692
		4.58	10/09/07	42,808,000	42,764,526
		4.63	10/10/07	37,900,000	37,856,216
		4.56	10/11/07	311,740,000	311,345,995
		4.63	10/12/07	12,800,000	12,781,931
Federal Home Loan Mortgage Corporation		4.62	10/10/07	10,000,000	9,988,475
					1,345,780,569

Time Deposits — 8.0%
Branch Banking & Trust		3.50	10/01/07	50,000,000	50,000,000
Citibank Nassau		4.00	10/01/07	50,000,000	50,000,000
Regions Bank		4.00	10/01/07	50,000,000	50,000,000
					150,000,000

Asset Backed Securities — 0.0%
CIT Equipment Collateral 2006-VT2 A1		5.34	11/20/07	553,576	553,576

Repurchase Agreements — 3.8%
Goldman Sachs Repurchase Agreement, dated 09/28/07, with a maturity value of $70,429,803, collateralized by U.S. Goverment Agency Obligations with rates ranging from 5.43% to 6.02% and maturities ranging from 08/15/25 to 05/25/36, with an aggregate market value of $71,808,000.		5.08	10/01/07	70,400,000	70,400,000

Total Investments, at Amortized Cost — 100.0%					1,868,762,697

Other assets and liabilities, net — 0.0%					486,164

Net Assets — 100.0%					$1,869,248,861

1

Notes to Schedule of Investments:

*

Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

†	Illiquid security

The accompanying notes are an integral part of the Schedule of Investments.

2

Merrimac Prime Portfolio

Schedule of Investments - September 30, 2007 (Unaudited)

Total Investments, at Amortized Cost — 0.0%	0	^

Other assets and liabilities, net — 100.0%	4,977

Net Assets — 100.0%	$4,977

^ The Merrimac Prime Portfolio held no investments at September 30, 2007.

Merrimac Treasury Portfolio

Schedule of Investments - September 30, 2007 (Unaudited)

	Yield to Maturity	Maturity	Par Value	Value

Treasury Obligations — 93.6%
U.S. Treasury Bills	3.70 - 4.90	10/04/07	85,000,000	84,971,311
	2.96 - 4.96	10/11/07	180,000,000	179,818,913
	3.88 - 4.97	10/18/07	60,000,000	59,878,800
				324,669,024

	Shares
Mutual Funds — 6.4%
Dreyfus Treasury Prime Cash Fund	15,184,546	15,184,546
Goldman Sachs Financial Square Treasury Instruments Fund	6,922,438	6,922,438
		22,106,984

Total Investments, at Amortized Cost — 100.0%		346,776,008

Other assets and liabilities, net — (0.0%)		(94,979)

Net Assets — 100.0%		$346,681,029

The accompanying notes are an integral part of the Schedule of Investments.

1

Merrimac Treasury Plus Portfolio

Schedule of Investments - September 30, 2007 (Unaudited)

	Yield to Maturity	Maturity	Par Value	Value

Repurchase Agreements — 99.8%

Credit Suisse First Boston Repurchase Agreement, dated 09/28/07, with a maturity value of $80,032,667, collateralized by U.S. Treasury Obligations with rates ranging from 4.375% to 5.25% and maturities ranging from 09/13/10 to 04/18/16, with an aggregate market value of $81,601,146.	4.90	10/01/07	80,000,000	80,000,000

Deutsche Bank Repurchase Agreement, dated 09/28/07, with a maturity value of $120,039,500, collateralized by U.S. Treasury Obligations with rates ranging from 0.00% to 6.50% and maturities ranging from 04/14/08 to 03/07/22, with an aggregate market value of $122,688,240.	3.95	10/01/07	120,000,000	120,000,000

JP Morgan Repurchase Agreement, dated 10/05/06, with a maturity value of $26,269,896, collateralized by a U.S. Treasury Obligation with a rate of 4.875% and a maturity date of 05/31/08, with an aggregate market value of $25,504,170.	5.01	10/05/07	25,000,000	25,000,000

Lehman Brothers Repurchase Agreement, dated 09/28/07, with a maturity value of $120,039,000, collateralized by U.S. Treasury Obligations with a rate of 0.00% and maturities ranging from 11/15/07 to 11/23/07, with an aggregate market value of $122,402,350.	3.90	10/01/07	120,000,000	120,000,000

Merrill Lynch Repurchase Agreement, dated 09/28/07, with a maturity value of $100,032,083, collateralized by a U.S. Treasury Obligation with a rate of 4.50% and a maturity date of 05/15/10, with an aggregate market value of $102,001,763.	3.85	10/01/07	100,000,000	100,000,000

Morgan Stanley Repurchase Agreement, dated 09/28/07, with a maturity value of $96,235,297, collateralized by a U.S. Treasury Obligation with a rate of 0.00% and a maturity date of 05/15/20, with an aggregate market value of $102,510,524.	3.90	10/01/07	96,204,031	96,204,031
				541,204,031

Total Investments, at Amortized Cost — 99.8%				541,204,031

Other assets and liabilities, net — 0.2%				1,200,182

Net Assets — 100.0%				$542,404,213

The accompanying notes are an integral part of the Schedule of Investments.

1

Merrimac U.S. Government Portfolio

Schedule of Investments - September 30, 2007 (Unaudited)

	Yield to Maturity	Maturity	Par Value	Value

U.S. Government Agency Fixed Rate Obligations — 78.2%
Federal Farm Credit Bank	4.50	10/03/07	61,000,000	60,984,750
	4.40	10/04/07	75,000,000	74,972,500
	4.40	10/05/07	265,000,000	264,870,444
	4.59	10/12/07	49,952,000	49,882,095
Federal Home Loan Bank	3.75 - 4.55	10/01/07	170,000,000	170,000,000
	5.19	10/03/07	27,945,000	27,937,005
	5.28	10/03/07	5,000,000	4,999,989
	4.53	10/04/07	100,000,000	99,962,333
	3.70 - 4.90	10/05/07	205,427,000	205,323,673
	4.38	10/11/07	10,970,000	10,956,681
	4.56	10/17/07	10,407,000	10,385,955
				980,275,425

Repurchase Agreements — 21.8%
Credit Suisse First Boston Repurchase Agreement, dated 09/28/07, with a maturity value of $150,063,750, collateralized by U.S. Government Agency Obligations with rates ranging from 4.50% to 8.00% and maturities ranging from 11/01/08 to 09/01/47, with an aggregate market value of $153,000,232.	5.10	10/01/07	150,000,000	150,000,000

Goldman Sachs Repurchase Agreement, dated 09/28/07, with a maturity value of $123,452,239, collateralized by U.S. Government Agency Obligations with rates ranging from 0.00% to 6.00% and maturities ranging from 04/01/32 to 08/15/36, with an aggregate market value of $125,868,001.	5.08	10/01/07	123,400,000	123,400,000
				273,400,000

Total Investments, at Amortized Cost — 100.0%				1,253,675,425

Other assets and liabilities, net — 0.0%				248,301

Net Assets — 100.0%				$1,253,923,726

The accompanying notes are an integral part of the Schedule of Investments.

1

Merrimac Municipal Portfolio

Schedule of Investments - September 30, 2007 (Unaudited)

	Yield to Maturity	Maturity	Par Value	Value

Variable Rate Demand Notes* — 96.1%
Alaska—6.3%
Valdez, BP Pipelines, Inc.	3.92	10/01/07	2,490,000	2,490,000
Valdez, Marine Terminal, BP Pipelines, Inc.	3.92	10/01/07	5,400,000	5,400,000
Valdez, Marine Terminal, BP Pipelines, Inc., LOC: BP Amoco	3.92	10/01/07	3,575,000	3,575,000
Valdez, Marine Terminal, Exxon Mobil Corporation	3.85	10/01/07	3,000,000	3,000,000
				14,465,000

California—4.0%
California Pollution Control Financing Authority, LOC: JP Morgan Chase Bank	3.67	10/01/07	885,000	885,000
California State Department of Water Resources, LOC: BNP Paribas	3.87	10/01/07	3,310,000	3,310,000
California State Department of Water Resources, LOC: Citibank	3.87	10/01/07	2,030,000	2,030,000
California State, LOC: Citibank	3.67	10/01/07	1,450,000	1,450,000
	3.80	10/01/07	1,540,000	1,540,000
				9,215,000

Connecticut—4.6%
Connecticut State Health & Educational Facilities Authority, Yale University	3.86	10/01/07	2,550,000	2,550,000
	3.86	10/07/07	8,000,000	8,000,000
				10,550,000

Georgia—4.4%
Metropolitan Atlanta Rapid Transit Authority, LOC: Bayerische Landesbank	3.81	10/01/07	10,000,000	10,000,000

Illinois—4.2%
Chicago Board of Education, SPA: Depfa Bank PLC, Insurer: FSA	3.94	10/01/07	1,900,000	1,900,000
Chicago O’Hare International Airport, LOC: Societe Generale	3.75	10/07/07	2,635,000	2,635,000
Chicago Wastewater Transmission, SPA: JP Morgan Chase Bank, Insurer: MBIA	3.85	10/07/07	5,000,000	5,000,000
				9,535,000

Indiana—4.5%
St. Joseph County Educational Facilities, University of Notre Dame, LOC: LIQ-Fifth Third	3.75	10/07/07	10,300,000	10,300,000

Kentucky—1.4%
Kentucky Economic Development Finance Authority, Baptist Healthcare System, SPA: National City Bank, Insurer: MBIA	3.94	10/01/07	3,200,000	3,200,000

Louisiana—1.8%
St. Charles Parish, Pollution Control, Shell Oil Company	3.92	10/01/07	4,050,000	4,050,000

Massachusetts—11.4%
Massachusetts Development Finance Agency, Harvard University	3.87	10/01/07	2,330,000	2,330,000
Massachusetts State Health & Educational Facilities Authority, Capital Asset Program, Insurer: MBIA	3.87	10/01/07	2,220,000	2,220,000
Massachusetts State Health & Educational Facilities Authority, Children’s Hospital, LOC: Bank of America, Insurer: AMBAC	3.92	10/01/07	5,850,000	5,850,000

Massachusetts State Water Resources Authority, LOC: Bank of Nova Scotia, Insurer: AMBAC	3.85	10/01/07	2,700,000	2,700,000
Massachusetts State Water Resources Authority, LOC: Landesbank Hessen-Thueringen Girozentrale	3.93	10/01/07	1,300,000	1,300,000
Massachusetts State, Central Artery Project, SPA: Landesbank Baden-Wuerttemberg	3.92	10/01/07	2,590,000	2,590,000
Massachusetts State, SPA: Bank of America	3.93	10/01/07	4,400,000	4,400,000
Massachusetts State, SPA: State Street Bank & Trust Co.	3.92	10/01/07	2,400,000	2,400,000
State of Massachusetts	3.93	10/01/07	2,300,000	2,300,000
				26,090,000

Minnesota—5.5%
Minneapolis, Convention Center, SPA: Dexia Credit Local de France	3.69	10/01/07	2,135,000	2,135,000
Minneapolis, Guthrie Theater Foundation, LOC: Wells Fargo Bank	3.69	10/07/07	6,500,000	6,500,000
Minneapolis, LOC: Dexia Credit Local de France	3.69	10/07/07	40,000	40,000
Minneapolis, MN	3.69	10/07/07	4,000,000	4,000,000
				12,675,000

Missouri—1.8%
Missouri State Health & Educational Facilities Authority, The Washington University, SPA: JP Morgan Chase Bank	3.95	10/01/07	1,700,000	1,700,000
Missouri State Health & Educational Facilities Authority, Washington University, LOC: MBIA, Inc.	3.91	10/01/07	2,500,000	2,500,000
				4,200,000

Nevada—2.5%
Clark County School District, SPA: State Street Bank & Trust Co, Insurer: FSA	3.87	10/01/07	5,750,000	5,750,000

New Jersey—0.4%
New Jersey Economic Development Authority, School Facilities Construction Bonds, LOC: Bank of Nova Scotia	4.00	10/01/07	1,000,000	1,000,000

New Mexico—0.3%
Hurley Pollution Control, British Petroleum Amoco	3.92	10/01/07	800,000	800,000

New York—14.1%
New York City Transitional Finance Authority, SPA: Citibank	3.56	10/01/07	6,500,000	6,500,000
New York State Housing Finance Agency, Normandie CT, LOC: Helaba International Finance	3.85	10/07/07	10,000,000	10,000,000
New York State Local Government Assistance Corp., LOC: Societe Generale	3.85	10/07/07	6,080,000	6,080,000
New York, City Transportation Finance Authority, SPA: Societe Generale	3.80	10/07/07	4,955,000	4,955,000
New York, LOC: JP Morgan Chase Bank	3.85	10/01/07	3,500,000	3,500,000
New York, LOC: State Street Bank & Trust Co.	3.84	10/01/07	1,100,000	1,100,000
				32,135,000

North Carolina—2.3%
North Carolina Educational Facilities Finance Agency, Duke University	3.82	10/07/07	5,350,000	5,350,000

Texas—6.4%
North Central Health Facility Development Corp., Methodist Hospital of Dallas, LOC: Dexia Credit Local de France	3.92	10/01/07	2,100,000	2,100,000
Port of Port Arthur Navigation District, Texaco, Inc.	3.95	10/01/07	5,000,000	5,000,000

Southwest Higher Education Authority, Inc., Southern Methodist University, LOC: Helaba International Finance	3.92	10/01/07	2,000,000	2,000,000
Splendora Higher Education Facilities Corp., Fort Bend Baptist Academy, LOC: Wells Fargo Bank	3.84	10/07/07	5,470,000	5,470,000
				14,570,000

Utah—4.2%
Intermountain Power Agency, UT, LOC: Citibank, Insurer: FGIC	3.80	10/07/07	6,000,000	6,000,000
Salt Lake County, Pollution Control, Station Holdings, British Petroleum Amoco	3.92	10/01/07	3,600,000	3,600,000
				9,600,000

Virginia—6.8%
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute	3.92	10/01/07	1,690,000	1,690,000
	3.93	10/01/07	6,500,000	6,500,000
Peninsula Ports Authority, Dominion Terminal Associates, LOC: U.S. Bank Trust NA	3.92	10/01/07	7,260,000	7,260,000
				15,450,000

Washington—6.2%
Washington State Housing Finance Commission, Overlake School, LOC: Wells Fargo Bank	3.84	10/07/07	7,045,000	7,045,000
Washington State Public Power Supply System, LOC: Bank of America NA	3.87	10/07/07	7,100,000	7,100,000
				14,145,000

Wisconsin—2.8%
University, Hospitals & Clinics Authority, SPA: US Bank	3.92	10/07/07	6,410,000	6,410,000

Wyoming—0.2%
Lincoln County, Pollution Control, Exxon Mobil Corporation	3.88	10/01/07	300,000	300,000
Sublette County, Pollution Control, Exxon Mobil Corporation	3.88	10/01/07	65,000	65,000
				365,000

				219,855,000

Fixed Rate Demand Notes — 3.5%
Wisconsin—3.5%
Wisconsin Transportation Revenue Bond	3.85	10/02/07	7,975,000	7,975,000

	Shares
Mutual Funds - 0.1%
Goldman Sachs Financial Square Tax Free Money Market Fund	161,770	161,770
SEI Tax-Exempt Institutional Money Market Fund	9,120	9,120
		170,890

Total Investments, at Amortized Cost - 99.7%		228,000,890

Other assets and liabilities, net — 0.3%		713,746

Net Assets - 100.0%		$228,714,636

Notes to Schedule of Investments:
AMBAC - AMBAC Financial Group, Inc.
FGIC-SPI - Federal Guaranty Insurance Corporation - Securities Purchase, Inc.
FSA - Financial Security Assurance Holdings Ltd.
LOC - Letter of Credit
MBIA - MBIA Insurance Corporation
SPA - Standby Purchase Agreement

*

Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.  Yield to maturity for these securities is determined on the date of the most recent interest rate change.

The accompanying notes are an integral part of the Schedule of Investments.

Merrimac Master Portfolio

Notes to the Schedule of Investments

September 30, 2007 (Unaudited)

Significant Accounting Policies

The Merrimac Master Portfolio (the “Portfolio Trust”) is a common law trust organized under the laws of the State of New York pursuant to a Declaration of Trust dated October 30, 1996, as amended, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company.  Its principal offices are in the Cayman Islands.  The Merrimac Cash Portfolio, the Merrimac Prime Portfolio, the Merrimac Treasury Portfolio, the Merrimac Treasury Plus Portfolio, the Merrimac U.S. Government Portfolio, and the Merrimac Municipal Portfolio, collectively the “Portfolios”, are separate diversified investment series of the Portfolio Trust.

A.  Investment Security Valuations

Investment securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. The Portfolios’ use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

B.  Forward Commitments

The Portfolios may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time (“forward commitments”).  If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price.  Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date.  Although the Portfolios generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, they may dispose of a commitment prior to settlement.

C.  Repurchase Agreements

It is the policy of the Portfolio Trust to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments.  Additionally, procedures have been established to monitor the daily market value of the repurchase agreement’s underlying investments to ensure the existence of a proper level of collateral.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrimac Series

By /s/ Paul J. Jasinski
Paul J. Jasinski, President and Principal Executive Officer

Date:  November 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Paul J. Jasinski
Paul J. Jasinski, President and Principal Executive Officer

Date:  November 8, 2007

By /s/ John F. Pyne
John F. Pyne, Treasurer and Principal Financial Officer

Date:   November 8, 2007